Basis Of Presentation The Company's Activities And Consolidation Scope Fair Value Recognized On Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about assets acquired and liabilities assumed [Line Items]
Property, plant and equipment	€ 772	€ 772	€ 594
Other intangible assets	128		122
Non-current assets	21,327		19,328
Current assets	7,672		6,990
Cash and cash equivalents	4,828		4,789	€ 5,130	€ 5,536
Non-current liabilities	14,578		14,664
Current liabilities	€ 6,301		€ 5,775